Pension Plan (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status
The changes in benefits obligation and plan assets and the reconciliation of funded status are as follows:

	December 31
	2018	2019	2020
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	5,131	5,838	1,754
Service cost	568	275	5
Interest cost	126	91	5
Actuarial loss (gain)	146	72	(8)
Benefits paid	(133)	(450)	(40)
Disposal of subsidiary	—	(4,072)	—

Projected benefit obligation at end of year	5,838	1,754	1,716

Change in plan assets
Fair value of plan assets at beginning of year	5,114	5,410	1,487
Actual return on plan assets	63	98	49
Employer contributions	331	85	49
Benefits paid	(98)	(448)	(34)
Disposal of subsidiary	—	(3,658)	—

Fair value of plan assets at end of year	5,410	1,487	1,551

Funded status recognized as an other liabilities	(428)	(267)	(165)

Amounts Recognized in Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Net loss	678	693	754

Total recognized in accumulated other comprehensive income	678	693	754

Components of Net Periodic Benefit Cost
The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2018	2019	2020
	US$	US$	US$
Service cost	568	275	5
Interest cost	126	91	5
Projected return on plan assets	(78)	(77)	(29)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	41	48	37

Net periodic benefit cost	657	337	18

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2018	2019	2020
	US$	US$	US$
Recognize the decrease in net gain (loss)	—	15	61

Total recognized in other comprehensive loss (income)	—	15	61

Expected Benefit Payments	Expected benefit payments:

US$
2021	7
2022	21
2023	16
2024	82
2025	50
2026 and thereafter	308

Actuarial Assumptions to Determine Benefit Obligations
The actuarial assumptions to determine the benefit obligations were as follows:

	2018		2019	2020
	Taiwan	Korea	Taiwan	Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.38%	3.60%	1.00%	0.50%
Rate of compensation increase	4.25%	3.00%	4.00%	4.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.38%	3.60%	1.00%	0.50%
Expected long-term return on plan assets	1.75%	1.40%	2.00%	2.00%
Rate of compensation increase	4.25%	3.00%	4.00%	4.00%